April 3, 2006

Filing Desk U.S. Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, DC 20549

Attention: Filings – Rule 497(j)

RE:	General Municipal Money Market Funds, Inc.
1933 Act File No. 2-77767
1940 Act File No. 811-3481
CIK No. 0000703153

Dear Sir/Ma'am:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 44 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 30, 2006.

Please address any comments or questions to the undersigned at (212) 922-6785.

Sincerely, /s/ Gina M. Gomes Gina M. Gomes Paralegal

GMG